Consolidated Statement of Cash Flows (Statement) ¥ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (13,197,000)	$ (17,717,000)	$ (15,283,000)	$ (25,798,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Capitalized interest cost	(193,000)	455,000	608,000	496,000
Depreciation and amortization	632,000	920,000	1,216,000	1,374,000
Inventory write-off	274,000	0	155,000	0
Stock-based compensation	820,000	435,000	566,000	585,000
Loss on disposal of property and equipment			0	75,000
Loss in joint venture	5,218,000	3,004,000	3,703,000	2,404,000
Changes in fair value of promissory notes	46,000	101,000	167,000	1,060,000
Changes in operating assets and liabilities:
Accounts receivable	(562,000)	(45,000)	(429,000)	(280,000)
Inventory	(656,000)	(288,000)	(293,000)	(669,000)
Prepaid expenses and other current assets	(965,000)	(236,000)	(154,000)	396,000
Other assets	96,000	(51,000)	(42,000)	16,000
Accounts payable and accrued expenses	304,000	(766,000)	509,000	(323,000)
Deferred revenue	178,000	3,000,000	(3,000,000)	3,000,000
Accrued payroll and benefits	166,000	(136,000)	(13,000)	(21,000)
Net cash used in operating activities	(12,693,000)	(11,324,000)	(12,290,000)	(17,685,000)
Cash flows from investing activities:
Purchases of property and equipment	(46,000)	(155,000)	(203,000)	(332,000)
Investment in joint venture	(5,327,000)	(1,696,000)	(2,698,000)	(1,852,000)
Net cash used in investing activities	(5,373,000)	(1,851,000)	(2,901,000)	(2,184,000)
Cash flows from financing activities:
Proceeds from issuance of development loans	0	13,000,000	15,000,000	0
Proceeds from Stock Options Exercised	32,000	0
Payments for Repurchase of Common Stock	(211,000)	0
Repayments of Other Debt	(50,000)	0
Proceeds from Issuance of Common Stock	19,741,000	0
Proceeds from issuance of revolving credit facility			0	10,000,000
Principal payments on promissory notes			0	(13,000,000)
Proceeds from issuance of Series 3 convertible preferred stock			0	16,000,000
Net cash provided by financing activities	19,512,000	13,000,000	15,000,000	13,000,000
Effect of foreign exchange rate changes on cash and cash equivalents	48,000	17,000	(3,000)	(35,000)
Net decrease in cash and cash equivalents	1,494,000	(158,000)	(194,000)	(6,904,000)
Cash and cash equivalents at beginning of year	2,875,000	3,069,000	3,069,000	9,973,000
Cash and cash equivalents at end of year	4,369,000	2,911,000	2,875,000	3,069,000
Supplemental disclosures of cash flow information:
Interest expense paid	762,000	496,000	496,000	328,000
Private placement offering cost			$ 177,000	$ 0
Supplemental non-cash financing activity:
Financing Receivable, Credit Loss, Expense (Reversal)	146,000
Licensing Revenue From Related Parties	(5,000,000)
Notes Reduction	$ 5,000	$ 0